Reconciliation to Form 5500	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
Reconciliation to Form 5500	RECONCILIATION TO FORM 5500
The reconciling items noted below are due to the difference in the method of accounting used in preparing the Plan's financial statements as compared to the Form 5500. Government reporting rules were used in preparing the Form 5500, whereas the Plan's financial statements have been prepared on the accrual basis of accounting as required by GAAP.

The reconciliation of net assets available for benefits per the Form 5500 to the financial statements is as follows:

	December 31,
	2025	2024
Net assets available for benefits per Form 5500	$257,283,629	$212,161,080
Certain deemed distributions of participant loans	563,959	338,059
Excess contributions refundable	—	(36,465)
Net assets available for benefits per financial statements	$257,847,588	$212,462,674

The reconciliation of changes in net assets available for benefits per the Form 5500 to the financial statements is as follows:

	Year Ended December 31,
	2025	2024
Changes in net assets available for benefits per Form 5500	$45,122,549	$21,624,799
Add: distributions from current year amounts deemed distributed	563,959	338,059
Less: distributions from prior year amounts deemed distributed	(338,059)	—
Add: excess contributions at beginning of year	36,465	7,980
Less: excess contributions at end of year	—	(36,465)
Changes in net assets available for benefits before transfers per financial statements	$45,384,914	$21,934,373